JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 49.2%
Aerospace & Defense — 0.4%
Airbus SE (France) 3.15%, 4/10/2027(a)	500	504
Boeing Co. (The) 3.55%, 3/1/2038	500	410
Howmet Aerospace, Inc. 6.88%, 5/1/2025	10	11
Lockheed Martin Corp. 1.85%, 6/15/2030	500	512
Northrop Grumman Corp. 3.85%, 4/15/2045	250	286
Raytheon Technologies Corp. 4.15%, 5/15/2045	300	355
Spirit AeroSystems, Inc. 7.50%, 4/15/2025(a)	24	24

		2,102

Air Freight & Logistics — 0.4%
FedEx Corp.
3.40%, 1/14/2022	500	521
3.40%, 2/15/2028	500	534
4.10%, 2/1/2045	500	487
United Parcel Service, Inc. 3.40%, 9/1/2049	300	327

		1,869

Airlines — 0.4%
Delta Air Lines, Inc.
2.60%, 12/4/2020	1,000	993
3.80%, 4/19/2023	500	444
Southwest Airlines Co. 2.63%, 2/10/2030	500	415

		1,852

Auto Components — 0.2%
Adient US LLC
9.00%, 4/15/2025(a)	12	13
7.00%, 5/15/2026(a)	80	82
Allison Transmission, Inc. 5.00%, 10/1/2024(a)	100	101
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	187	176
6.25%, 3/15/2026	15	14
Clarios Global LP 6.75%, 5/15/2025(a)	14	15
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024(a)	30	31
5.63%, 11/15/2026(a)	35	22
Dana, Inc. 5.50%, 12/15/2024	215	215
Delphi Technologies plc 5.00%, 10/1/2025(a)	100	103
Tenneco, Inc.
5.38%, 12/15/2024	30	20
5.00%, 7/15/2026	10	5

		797

Automobiles — 1.2%
BMW US Capital LLC (Germany) 3.10%, 4/12/2021(a)	1,000	1,013
Daimler Finance North America LLC (Germany)
2.85%, 1/6/2022(a)	500	504
3.10%, 8/15/2029(a)	500	481
Ford Motor Co.
8.50%, 4/21/2023	18	19
9.00%, 4/22/2025	18	18
9.63%, 4/22/2030	17	19
General Motors Co.
6.13%, 10/1/2025	15	16
6.80%, 10/1/2027	15	17
Hyundai Capital America
2.85%, 11/1/2022(a)	750	746
2.65%, 2/10/2025(a)	1,000	949
Nissan Motor Acceptance Corp.
1.90%, 9/14/2021(a)	750	712
2.65%, 7/13/2022(a)	750	699
Volkswagen Group of America Finance LLC (Germany) 2.50%, 9/24/2021(a)	800	804

		5,997

Banks — 6.9%
Australia & New Zealand Banking Group Ltd. (Australia) 2.13%, 8/19/2020	1,000	1,004
Banco Santander SA (Spain)
3.85%, 4/12/2023	400	422
4.38%, 4/12/2028	400	437
Bank of America Corp.
Series L, 3.95%, 4/21/2025	500	546
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026(b)	750	809
(ICE LIBOR USD 3 Month + 1.18%), 3.19%, 7/23/2030(b)	1,500	1,611
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038(b)	500	589
(ICE LIBOR USD 3 Month + 1.99%), 4.44%, 1/20/2048(b)	250	307
Barclays plc (United Kingdom) 3.65%, 3/16/2025	750	795
BNP Paribas SA (France) 2.95%, 5/23/2022(a)	200	205
Capital One Bank USA NA (SOFR + 0.91%), 2.28%, 1/28/2026(b)	500	492
Citigroup, Inc.
(SOFR + 1.67%), 1.68%, 5/15/2024(b)	750	757
5.50%, 9/13/2025	1,000	1,170
(SOFR + 1.42%), 2.98%, 11/5/2030(b)	500	520
(SOFR + 2.11%), 2.57%, 6/3/2031(b)	500	499
6.63%, 6/15/2032	320	424
(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 4/24/2048(b)	300	359
Credit Agricole SA (France) 3.38%, 1/10/2022(a)	1,700	1,753
Discover Bank 3.35%, 2/6/2023	1,000	1,028

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
HSBC Holdings plc (United Kingdom)
2.65%, 1/5/2022	1,000	1,025
(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025(b)	750	803
(SOFR + 1.93%), 2.10%, 6/4/2026(b)	1,000	998
(SOFR + 2.39%), 2.85%, 6/4/2031(b)	500	499
ING Groep NV (Netherlands) 4.05%, 4/9/2029	750	842
Lloyds Banking Group plc (United Kingdom) 4.38%, 3/22/2028	750	840
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.67%, 7/25/2022	750	774
2.19%, 2/25/2025	750	769
3.20%, 7/18/2029	750	807
Mizuho Financial Group, Inc. (Japan)
2.95%, 2/28/2022	750	776
2.84%, 9/13/2026	750	789
(ICE LIBOR USD 3 Month + 1.31%), 2.87%, 9/13/2030(b)	500	521
Royal Bank of Scotland Group plc (United Kingdom)
3.88%, 9/12/2023	1,000	1,059
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025(b)	500	534
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 7/12/2022	1,000	1,032
3.54%, 1/17/2028	500	547
2.72%, 9/27/2029	500	521
Truist Bank 3.00%, 2/2/2023	750	789
Truist Financial Corp. 2.70%, 1/27/2022	750	775
Wells Fargo & Co.
(SOFR + 1.60%), 1.65%, 6/2/2024(b)	1,000	1,004
3.00%, 2/19/2025	500	535
(SOFR + 2.10%), 2.39%, 6/2/2028(b)	750	757
(SOFR + 2.53%), 3.07%, 4/30/2041(b)	500	500
Wells Fargo Bank NA
3.55%, 8/14/2023	1,000	1,079
6.60%, 1/15/2038	300	422
Westpac Banking Corp. (Australia)
2.00%, 1/13/2023	1,000	1,034
2.65%, 1/16/2030	500	531

		34,289

Beverages — 1.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.15%, 1/23/2025	500	562
4.90%, 1/23/2031	1,000	1,220
Coca-Cola Co. (The)
1.45%, 6/1/2027	500	508
2.13%, 9/6/2029	750	789
Constellation Brands, Inc. 3.70%, 12/6/2026	500	552
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025	500	549
2.55%, 9/15/2026	750	793
PepsiCo, Inc.
0.75%, 5/1/2023	1,000	1,008
3.00%, 10/15/2027	500	560
4.25%, 10/22/2044	446	554

		7,095

Biotechnology — 0.3%
AbbVie, Inc. 4.30%, 5/14/2036	500	578
Amgen, Inc. 4.40%, 5/1/2045	500	613
Gilead Sciences, Inc. 3.50%, 2/1/2025	500	558

		1,749

Building Products — 0.3%
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027(a)	500	515
Griffon Corp. 5.75%, 3/1/2028	40	40
JELD-WEN, Inc. 6.25%, 5/15/2025(a)	15	15
Johnson Controls International plc 4.50%, 2/15/2047	350	401
Owens Corning 4.40%, 1/30/2048	400	384
PGT Innovations, Inc. 6.75%, 8/1/2026(a)	20	20
Standard Industries, Inc. 5.00%, 2/15/2027(a)	70	72

		1,447

Capital Markets — 4.3%
Apollo Management Holdings LP 5.00%, 3/15/2048(a)	500	555
Bank of New York Mellon Corp. (The) (ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023(b)	750	777
BlackRock, Inc. 3.25%, 4/30/2029	500	570
Blackstone Holdings Finance Co. LLC 4.00%, 10/2/2047(a)	300	308
Brookfield Finance, Inc. (Canada) 3.90%, 1/25/2028	500	524
Cboe Global Markets, Inc. 3.65%, 1/12/2027	1,000	1,100
Charles Schwab Corp. (The) 3.25%, 5/22/2029	500	552
CME Group, Inc. 3.00%, 3/15/2025	500	549
Credit Suisse AG (Switzerland)
3.00%, 10/29/2021	700	722
2.10%, 11/12/2021	750	765
Credit Suisse Group AG (Switzerland) (ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029(a)(b)	500	539
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	300	443

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Deutsche Bank AG (Germany)
2.70%, 7/13/2020	1,000	1,000
3.15%, 1/22/2021	1,500	1,501
3.95%, 2/27/2023	1,000	1,021
E*TRADE Financial Corp. 2.95%, 8/24/2022	750	772
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(b)	1,000	1,028
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029(b)	750	829
2.60%, 2/7/2030	500	508
5.15%, 5/22/2045	300	378
Intercontinental Exchange, Inc. 2.10%, 6/15/2030	500	505
Lehman Brothers Holdings, Inc.
0.00%, 8/21/2009(c)(d)	1,350	15
0.00%, 5/25/2049(d)	850	10
Morgan Stanley
3.70%, 10/23/2024	750	823
(SOFR + 1.99%), 2.19%, 4/28/2026(b)	500	514
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029(b)	750	834
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038(b)	500	573
Nasdaq, Inc. 3.25%, 4/28/2050	500	511
Neuberger Berman Group LLC 4.88%, 4/15/2045(a)	300	284
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032(b)	500	524
Owl Rock Capital Corp. 4.00%, 3/30/2025	1,000	919
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	500	521
UBS Group AG (Switzerland) (ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023(a)(b)	1,000	1,031

		21,505

Chemicals — 0.5%
Chemours Co. (The) 7.00%, 5/15/2025	55	53
Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023(a)	750	782
Dow Chemical Co. (The) 4.38%, 11/15/2042	250	275
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024(a)	200	198
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027(a)	60	51
PPG Industries, Inc. 3.20%, 3/15/2023	750	795
Reichhold Industries, Inc. 11.03%, 5/1/2018‡(a)(d)	283	—
Valvoline, Inc. 4.38%, 8/15/2025(a)	28	28
Venator Finance SARL
9.50%, 7/1/2025(a)	25	25
5.75%, 7/15/2025(a)	105	67

		2,274

Commercial Services & Supplies — 0.1%
ACCO Brands Corp. 5.25%, 12/15/2024(a)	35	35
ADT Security Corp. (The) 4.88%, 7/15/2032(a)	18	17
Aramark Services, Inc. 5.00%, 2/1/2028(a)	30	30
Brink’s Co. (The) 4.63%, 10/15/2027(a)	15	14
Nielsen Finance LLC 4.50%, 10/1/2020	135	135
Republic Services, Inc. 2.30%, 3/1/2030	500	517

		748

Communications Equipment — 0.1%
CommScope Technologies LLC 6.00%, 6/15/2025(a)	465	452
CommScope, Inc.
6.00%, 3/1/2026(a)	55	58
8.25%, 3/1/2027(a)	20	21

		531

Construction & Engineering — 0.0%(e)
Zekelman Industries, Inc. 9.88%, 6/15/2023(a)	40	40

Consumer Finance — 3.5%
AerCap Ireland Capital DAC (Ireland) 3.30%, 1/23/2023	500	458
Ally Financial, Inc. 4.63%, 5/19/2022	25	26
American Express Co.
3.40%, 2/27/2023	750	799
3.13%, 5/20/2026	500	547
American Honda Finance Corp. 3.38%, 12/10/2021	500	516
Capital One Financial Corp.
3.20%, 1/30/2023	500	518
3.65%, 5/11/2027	750	783
3.80%, 1/31/2028	500	525
Caterpillar Financial Services Corp.
2.85%, 6/1/2022	500	520
1.45%, 5/15/2025	1,000	1,025
Discover Financial Services 4.10%, 2/9/2027	500	524
Ford Motor Credit Co. LLC
2.43%, 6/12/2020	1,000	997
3.22%, 1/9/2022	750	721
2.98%, 8/3/2022	750	716
4.38%, 8/6/2023	500	483
3.81%, 1/9/2024	500	469
4.54%, 8/1/2026	200	188
4.27%, 1/9/2027	250	227
General Motors Financial Co., Inc.
3.15%, 6/30/2022	1,000	997
4.00%, 1/15/2025	1,000	1,007
3.85%, 1/5/2028	750	726

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Harley-Davidson Financial Services, Inc. 2.40%, 6/15/2020(a)	1,000	1,000
Hyundai Capital Services, Inc. (South Korea) 3.00%, 3/6/2022(a)	500	504
John Deere Capital Corp.
3.35%, 6/12/2024	500	547
2.80%, 7/18/2029	500	551
Springleaf Finance Corp. 6.63%, 1/15/2028	39	37
Toyota Motor Credit Corp. 1.35%, 8/25/2023	2,000	2,018

		17,429

Containers & Packaging — 0.2%
Ardagh Packaging Finance plc 5.25%, 8/15/2027(a)	200	197
Bemis Co., Inc. 3.10%, 9/15/2026	500	506
Berry Global, Inc. 4.88%, 7/15/2026(a)	140	146
LABL Escrow Issuer LLC 6.75%, 7/15/2026(a)	20	21
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024(a)	85	84
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027(a)	26	27

		981

Distributors — 0.0%(e)
Performance Food Group, Inc. 6.88%, 5/1/2025(a)	5	5
Wolverine Escrow LLC
9.00%, 11/15/2026(a)	50	33
13.13%, 11/15/2027(a)	20	13

		51

Diversified Consumer Services — 0.0%(e)
Service Corp. International
7.50%, 4/1/2027	145	161
5.13%, 6/1/2029	65	70

		231

Diversified Financial Services — 0.3%
Shell International Finance BV (Netherlands) 2.38%, 11/7/2029	750	784
Siemens Financieringsmaatschappij NV (Germany)
3.13%, 3/16/2024(a)	500	538
4.20%, 3/16/2047(a)	300	391

		1,713

Diversified Telecommunication Services — 2.0%
AT&T, Inc.
3.20%, 3/1/2022	750	777
3.95%, 1/15/2025	500	548
3.60%, 7/15/2025	500	543
2.75%, 6/1/2031	500	503
6.00%, 8/15/2040	300	387
5.35%, 9/1/2040	850	1,059
5.35%, 12/15/2043(f)	330	400
CCO Holdings LLC
5.88%, 4/1/2024(a)	345	354
5.75%, 2/15/2026(a)	600	626
5.13%, 5/1/2027(a)	355	373
CenturyLink, Inc.
5.13%, 12/15/2026(a)	35	35
4.00%, 2/15/2027(a)	30	30
Cincinnati Bell, Inc. 7.00%, 7/15/2024(a)	10	10
Frontier Communications Corp.
11.00%, 9/15/2025(d)	250	88
8.50%, 4/1/2026(a)	125	120
8.00%, 4/1/2027(a)	60	62
Intelsat Jackson Holdings SA (Luxembourg) 5.50%, 8/1/2023	581	306
Level 3 Financing, Inc. 5.63%, 2/1/2023	750	751
Sprint Capital Corp. 8.75%, 3/15/2032	335	482
Verizon Communications, Inc.
3.38%, 2/15/2025	69	77
4.50%, 8/10/2033	500	620
4.40%, 11/1/2034	500	613
4.27%, 1/15/2036	577	696
5.01%, 4/15/2049	500	693
Windstream Services LLC 9.00%, 6/30/2025(a)(d)	401	20

		10,173

Electric Utilities — 3.0%
Alabama Power Co. 3.75%, 3/1/2045	300	333
Appalachian Power Co. 6.38%, 4/1/2036	300	377
Commonwealth Edison Co. 3.70%, 3/1/2045	300	339
DTE Electric Co. 3.70%, 3/15/2045	300	342
Duke Energy Carolinas LLC
6.00%, 1/15/2038	435	622
3.75%, 6/1/2045	300	347
Duke Energy Corp. 1.80%, 9/1/2021	750	759
Entergy Arkansas LLC 3.75%, 2/15/2021	535	543
Eversource Energy
Series M, 3.30%, 1/15/2028	500	545
3.45%, 1/15/2050	300	312
Exelon Corp. 3.50%, 6/1/2022(f)	2,001	2,081
Georgia Power Co. Series B, 3.70%, 1/30/2050	300	332
Gulf Power Co. Series A, 3.30%, 5/30/2027	500	542
MidAmerican Energy Co. 3.10%, 5/1/2027	500	546
Nevada Power Co. Series DD, 2.40%, 5/1/2030	500	526

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New England Power Co. (United Kingdom) 3.80%, 12/5/2047(a)	500	555
NextEra Energy Capital Holdings, Inc.
2.40%, 9/1/2021	2,000	2,046
2.90%, 4/1/2022	2,000	2,080
2.25%, 6/1/2030	500	509
Potomac Electric Power Co. 4.15%, 3/15/2043	250	297
Public Service Electric & Gas Co. 3.00%, 5/15/2027	500	545
Vistra Operations Co. LLC 5.63%, 2/15/2027(a)	25	27
Xcel Energy, Inc. 3.35%, 12/1/2026	500	555

		15,160

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 4.00%, 4/1/2025	500	529

Energy Equipment & Services — 0.2%
Calfrac Holdings LP (Canada) 8.50%, 6/15/2026(a)	10	—	(g)
Halliburton Co.
3.50%, 8/1/2023	14	14
2.92%, 3/1/2030	1,000	917
Nabors Industries Ltd. 7.25%, 1/15/2026(a)	15	9
Transocean Guardian Ltd. 5.88%, 1/15/2024(a)	10	9
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)	37	35
Transocean, Inc. 8.00%, 2/1/2027(a)	60	32

		1,016

Entertainment — 0.4%
Activision Blizzard, Inc. 2.60%, 6/15/2022	250	259
Cinemark USA, Inc. 8.75%, 5/1/2025(a)	12	13
Live Nation Entertainment, Inc. 6.50%, 5/15/2027(a)	19	20
Netflix, Inc. 4.88%, 6/15/2030(a)	65	70
Walt Disney Co. (The) 6.40%, 12/15/2035	1,275	1,877
WMG Acquisition Corp. 5.00%, 8/1/2023(a)	15	15

		2,254

Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.
3.45%, 9/15/2021	500	517
4.40%, 2/15/2026	500	574
AvalonBay Communities, Inc. 2.30%, 3/1/2030	250	254
Boston Properties LP
3.20%, 1/15/2025	250	262
2.75%, 10/1/2026	500	515
CoreCivic, Inc. 4.63%, 5/1/2023	225	218
GEO Group, Inc. (The)
5.13%, 4/1/2023	120	105
5.88%, 10/15/2024	30	25
Kimco Realty Corp. 4.25%, 4/1/2045	350	311
RHP Hotel Properties LP 5.00%, 4/15/2023	200	186
Uniti Group LP 8.25%, 10/15/2023	36	34
VICI Properties LP
3.75%, 2/15/2027(a)	20	19
4.63%, 12/1/2029(a)	105	105
4.13%, 8/15/2030(a)	10	10

		3,135

Food & Staples Retailing — 1.0%
Albertsons Cos., Inc.
3.50%, 2/15/2023(a)	15	15
4.63%, 1/15/2027(a)	25	25
5.88%, 2/15/2028(a)	52	56
4.88%, 2/15/2030(a)	20	21
Costco Wholesale Corp. 1.75%, 4/20/2032	750	754
CVS Pass-Through Trust 7.51%, 1/10/2032(a)	564	664
Kroger Co. (The) 2.20%, 5/1/2030	1,000	1,024
Rite Aid Corp.
6.13%, 4/1/2023(a)	26	24
7.50%, 7/1/2025(a)	14	14
Sysco Corp.
3.55%, 3/15/2025	500	526
5.65%, 4/1/2025	10	11
5.95%, 4/1/2030	5	6
Walgreens Boots Alliance, Inc. 3.80%, 11/18/2024	500	540
Walmart, Inc.
3.25%, 7/8/2029	1,000	1,159
4.05%, 6/29/2048	350	449

		5,288

Food Products — 0.9%
Conagra Brands, Inc. 4.30%, 5/1/2024	500	553
General Mills, Inc. 5.40%, 6/15/2040	500	656
Grupo Bimbo SAB de CV (Mexico) 4.88%, 6/30/2020(a)	122	122
Hershey Co. (The)
0.90%, 6/1/2025	500	503
3.38%, 8/15/2046	350	368
Kellogg Co.
3.40%, 11/15/2027	500	547
2.10%, 6/1/2030	500	500
Kraft Heinz Foods Co. 4.88%, 2/15/2025(a)	20	20
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024(a)	20	20
4.88%, 5/15/2028(a)	12	13
Mondelez International, Inc. 3.63%, 5/7/2023	500	539
Post Holdings, Inc. 5.00%, 8/15/2026(a)	75	77
Tyson Foods, Inc. 3.95%, 8/15/2024	250	276
Unilever Capital Corp. (United Kingdom) 2.60%, 5/5/2024	500	535

		4,729

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Gas Utilities — 0.1%
KeySpan Gas East Corp. 2.74%, 8/15/2026(a)	500	530

Health Care Equipment & Supplies — 0.7%
Abbott Laboratories 3.88%, 9/15/2025	1,000	1,154
Becton Dickinson and Co. 2.40%, 6/5/2020	1,000	1,000
Stryker Corp. 1.15%, 6/15/2025	750	749
Teleflex, Inc. 4.25%, 6/1/2028(a)	40	41
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	750	792

		3,736

Health Care Providers & Services — 1.9%
Aetna, Inc. 3.50%, 11/15/2024	500	540
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023(a)	31	29
Centene Corp. 5.38%, 6/1/2026(a)	200	212
Community Health Systems, Inc. 8.63%, 1/15/2024(a)	15	15
CVS Health Corp.
2.80%, 7/20/2020	1,000	1,000
4.30%, 3/25/2028	462	527
4.78%, 3/25/2038	500	609
5.05%, 3/25/2048	500	642
DaVita, Inc. 5.00%, 5/1/2025	215	221
Encompass Health Corp. 4.50%, 2/1/2028	35	36
Envision Healthcare Corp. 8.75%, 10/15/2026(a)	25	11
HCA, Inc. 5.38%, 2/1/2025	1,120	1,229
Humana, Inc. 3.95%, 3/15/2027	500	561
Laboratory Corp. of America Holdings 3.20%, 2/1/2022	500	518
Quest Diagnostics, Inc.
3.50%, 3/30/2025	500	548
2.80%, 6/30/2031	500	517
Radiology Partners, Inc. 9.25%, 2/1/2028(a)	25	24
Tenet Healthcare Corp.
8.13%, 4/1/2022	39	41
6.75%, 6/15/2023	160	168
4.63%, 7/15/2024	190	192
7.50%, 4/1/2025(a)	14	15
5.13%, 5/1/2025	15	15
4.88%, 1/1/2026(a)	45	46
6.25%, 2/1/2027(a)	15	16
UnitedHealth Group, Inc.
2.88%, 8/15/2029	600	669
4.63%, 7/15/2035	250	326
4.75%, 7/15/2045	500	670

		9,397

Hotels, Restaurants & Leisure — 1.4%
Boyne USA, Inc. 7.25%, 5/1/2025(a)	25	26
Carnival Corp. 11.50%, 4/1/2023(a)	14	15
Cedar Fair LP 5.50%, 5/1/2025(a)	15	15
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025(a)	6	6
5.75%, 5/1/2028(a)	9	9
Hyatt Hotels Corp.
5.38%, 4/23/2025	10	10
5.75%, 4/23/2030	10	11
International Game Technology plc 6.25%, 2/15/2022(a)	250	255
IRB Holding Corp. 7.00%, 6/15/2025(a)	15	16
Marriott International, Inc.
Series EE, 5.75%, 5/1/2025	10	11
4.63%, 6/15/2030	12	12
Marriott Ownership Resorts, Inc. 6.13%, 9/15/2025(a)	21	22
McDonald’s Corp.
3.50%, 3/1/2027	500	557
4.60%, 5/26/2045	300	369
4.88%, 12/9/2045	300	381
MGM Resorts International
6.00%, 3/15/2023	360	361
5.50%, 4/15/2027	288	280
Royal Caribbean Cruises Ltd.
2.65%, 11/28/2020	1,500	1,456
10.88%, 6/1/2023(a)	14	15
11.50%, 6/1/2025(a)	41	43
Sabre GLBL, Inc. 9.25%, 4/15/2025(a)	15	16
Six Flags Entertainment Corp.
4.88%, 7/31/2024(a)	35	33
5.50%, 4/15/2027(a)	25	23
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(a)	16	17
Starbucks Corp.
2.20%, 11/22/2020	1,500	1,511
1.30%, 5/7/2022	1,250	1,266
3.75%, 12/1/2047	300	315
Station Casinos LLC 4.50%, 2/15/2028(a)	40	35
Vail Resorts, Inc. 6.25%, 5/15/2025(a)	12	13
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)	100	97
Yum! Brands, Inc. 7.75%, 4/1/2025(a)	10	11

		7,207

Household Durables — 0.0%(e)
Newell Brands, Inc.
4.88%, 6/1/2025	5	5
4.70%, 4/1/2026(f)	10	10
5.87%, 4/1/2036(f)	30	32

		47

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Household Products — 0.3%
Central Garden & Pet Co. 5.13%, 2/1/2028	125	128
Clorox Co. (The) 1.80%, 5/15/2030	500	504
Energizer Holdings, Inc.
6.38%, 7/15/2026(a)	13	14
7.75%, 1/15/2027(a)	100	109
Kimberly-Clark Corp. 3.90%, 5/4/2047	350	437
Procter & Gamble Co. (The) 3.50%, 10/25/2047	350	423
Spectrum Brands, Inc. 5.75%, 7/15/2025	125	129

		1,744

Industrial Conglomerates — 0.3%
Honeywell International, Inc.
1.85%, 11/1/2021	500	510
2.50%, 11/1/2026	400	437
1.95%, 6/1/2030	500	512

		1,459

Insurance — 1.1%
Aflac, Inc. 3.63%, 6/15/2023	400	434
Allstate Corp. (The) 5.55%, 5/9/2035	400	562
American International Group, Inc. 4.50%, 7/16/2044	500	561
Aon plc 4.25%, 12/12/2042	275	307
Chubb INA Holdings, Inc. 3.15%, 3/15/2025	500	546
Hartford Financial Services Group, Inc. (The) 2.80%, 8/19/2029	500	510
Liberty Mutual Group, Inc. 3.95%, 10/15/2050(a)	400	408
Lincoln National Corp. 4.00%, 9/1/2023	250	271
MetLife, Inc. 4.05%, 3/1/2045	300	344
Prudential Financial, Inc. 4.35%, 2/25/2050	400	457
Willis North America, Inc. 3.60%, 5/15/2024	1,000	1,061

		5,461

Interactive Media & Services — 0.4%
Alphabet, Inc. 2.00%, 8/15/2026	900	976
Baidu, Inc. (China) 2.88%, 7/6/2022	1,000	1,024

		2,000

Internet & Direct Marketing Retail — 0.9%
Alibaba Group Holding Ltd. (China) 4.00%, 12/6/2037	500	569
Amazon.com, Inc.
1.90%, 8/21/2020	1,000	1,003
2.80%, 8/22/2024	500	545
4.80%, 12/5/2034	800	1,082
4.25%, 8/22/2057	400	548
eBay, Inc. 3.60%, 6/5/2027	500	545
Expedia Group, Inc.
6.25%, 5/1/2025(a)	15	16
7.00%, 5/1/2025(a)	9	10

		4,318

IT Services — 0.8%
Cogent Communications Group, Inc. 5.38%, 3/1/2022(a)	650	668
International Business Machines Corp.
1.70%, 5/15/2027	750	761
4.15%, 5/15/2039	400	476
Mastercard, Inc.
2.95%, 11/21/2026	500	553
3.65%, 6/1/2049	300	360
PayPal Holdings, Inc. 2.85%, 10/1/2029	1,000	1,078

		3,896

Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	500	500
Mattel, Inc.
6.75%, 12/31/2025(a)	46	48
5.88%, 12/15/2027(a)	100	102
Vista Outdoor, Inc. 5.88%, 10/1/2023	42	40

		690

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc. 3.05%, 9/22/2026	750	807

Machinery — 0.1%
Snap-on, Inc. 3.25%, 3/1/2027	500	538
SPX FLOW, Inc. 5.88%, 8/15/2026(a)	4	4

		542

Media — 1.6%
Charter Communications Operating LLC (ICE LIBOR USD 3 Month + 1.65%), 2.34%, 2/1/2024(b)	85	84
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024	130	118
Comcast Corp.
3.15%, 2/15/2028	500	548
1.95%, 1/15/2031	1,000	1,002
4.40%, 8/15/2035	400	496
4.50%, 1/15/2043	250	311
3.45%, 2/1/2050	300	332
Cox Communications, Inc. 3.85%, 2/1/2025(a)	500	543
CSC Holdings LLC 10.88%, 10/15/2025(a)	694	751
Discovery Communications LLC 4.13%, 5/15/2029	500	535
DISH DBS Corp.
5.88%, 11/15/2024	293	289
7.75%, 7/1/2026	270	280

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Entercom Media Corp. 6.50%, 5/1/2027(a)	45	40
Lamar Media Corp. 4.88%, 1/15/2029(a)	10	10
Meredith Corp. 6.88%, 2/1/2026	70	65
Sinclair Television Group, Inc. 5.13%, 2/15/2027(a)	65	60
Sirius XM Radio, Inc. 5.38%, 4/15/2025(a)	325	333
ViacomCBS, Inc.
4.25%, 9/1/2023	1,250	1,330
4.20%, 5/19/2032	500	516
Videotron Ltd. (Canada) 5.38%, 6/15/2024(a)	225	239

		7,882

Metals & Mining — 0.3%
Alcoa Nederland Holding BV 6.75%, 9/30/2024(a)	200	203
Arconic Corp.
6.00%, 5/15/2025(a)	24	24
6.13%, 2/15/2028(a)	15	15
Freeport-McMoRan, Inc. 4.13%, 3/1/2028	26	25
Gold Fields Orogen Holdings BVI Ltd. (South Africa) 4.88%, 10/7/2020(a)	1,005	1,000
Novelis Corp. 4.75%, 1/30/2030(a)	25	24
United States Steel Corp. 12.00%, 6/1/2025(a)	19	19

		1,310

Multiline Retail — 0.2%
Macy’s, Inc. 8.38%, 6/15/2025(a)	21	21
Neiman Marcus Group Ltd. LLC
14.00% (cash), 4/25/2024(a)(d)(h)	174	40
8.00%, 10/25/2024(a)(d)	33	1
8.75%, 10/25/2024(a)(d)	454	11
Nordstrom, Inc. 8.75%, 5/15/2025(a)	15	16
Target Corp.
2.35%, 2/15/2030	750	799
3.63%, 4/15/2046	300	360

		1,248

Multi-Utilities — 0.7%
Berkshire Hathaway Energy Co. 3.80%, 7/15/2048	500	578
Consolidated Edison Co. of New York, Inc.
4.45%, 3/15/2044	250	302
4.63%, 12/1/2054	350	440
Dominion Energy, Inc.
2.58%, 7/1/2020(f)	1,000	1,001
Series C, 4.90%, 8/1/2041	250	297
4.70%, 12/1/2044	250	300
DTE Energy Co. Series C, 3.50%, 6/1/2024	300	320
Sempra Energy 3.80%, 2/1/2038	500	536

		3,774

Oil, Gas & Consumable Fuels — 1.8%
Antero Midstream Partners LP 5.38%, 9/15/2024	40	33
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027(a)	35	18
BP Capital Markets plc (United Kingdom) 3.81%, 2/10/2024	500	547
Buckeye Partners LP
4.13%, 3/1/2025(a)	20	20
4.50%, 3/1/2028(a)	20	19
Comstock Resources, Inc. 7.50%, 5/15/2025(a)	38	34
Crestwood Midstream Partners LP 5.63%, 5/1/2027(a)	60	52
Denbury Resources, Inc. 9.25%, 3/31/2022(a)	41	16
Energy Transfer Operating LP 5.15%, 3/15/2045	300	288
Enterprise Products Operating LLC 7.55%, 4/15/2038	385	533
EP Energy LLC 9.38%, 5/1/2024(a)(d)	1,010	1
EQT Corp. 7.00%, 2/1/2030(f)	10	11
Exxon Mobil Corp. 2.44%, 8/16/2029	500	531
Genesis Energy LP
6.25%, 5/15/2026	5	4
7.75%, 2/1/2028	23	22
Gulfport Energy Corp.
6.38%, 5/15/2025	8	4
6.38%, 1/15/2026	30	15
Holly Energy Partners LP 5.00%, 2/1/2028(a)	20	20
Kinder Morgan, Inc. 5.05%, 2/15/2046	300	345
Marathon Petroleum Corp. 3.63%, 9/15/2024	1,000	1,039
MEG Energy Corp. (Canada) 7.00%, 3/31/2024(a)	54	52
Oasis Petroleum, Inc. 6.88%, 1/15/2023	41	7
Occidental Petroleum Corp. 2.70%, 8/15/2022	15	14
PBF Holding Co. LLC
9.25%, 5/15/2025(a)	10	11
6.00%, 2/15/2028(a)	20	17
Phillips 66 4.65%, 11/15/2034	250	303
Phillips 66 Partners LP
3.61%, 2/15/2025	500	517
3.75%, 3/1/2028	500	512
Range Resources Corp. 9.25%, 2/1/2026(a)	40	37
Reliance Industries Ltd. (India) 4.13%, 1/28/2025(a)	500	533

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Southwestern Energy Co. 7.50%, 4/1/2026	41	38
Sunoco Logistics Partners Operations LP 4.00%, 10/1/2027	500	501
Total Capital International SA (France) 2.83%, 1/10/2030	500	536
TransCanada PipeLines Ltd. (Canada) 6.10%, 6/1/2040	345	449
Valero Energy Corp. 3.40%, 9/15/2026	750	798
Valero Energy Partners LP 4.50%, 3/15/2028	500	546
Williams Cos., Inc. (The)
7.88%, 9/1/2021	20	22
4.00%, 9/15/2025	500	539

		8,984

Paper & Forest Products — 0.1%
Georgia-Pacific LLC 3.16%, 11/15/2021(a)	500	513

Personal Products — 0.0%(e)
Coty, Inc. 6.50%, 4/15/2026(a)	20	17
Edgewell Personal Care Co. 5.50%, 6/1/2028(a)	20	21
High Ridge Brands Co. 8.88%, 3/15/2025(a)(d)	41	—	(g)

		38

Pharmaceuticals — 1.5%
Bausch Health Americas, Inc. 9.25%, 4/1/2026(a)	325	361
Bausch Health Cos., Inc.
5.88%, 5/15/2023(a)	13	13
7.00%, 3/15/2024(a)	284	294
6.13%, 4/15/2025(a)	172	175
5.50%, 11/1/2025(a)	300	310
9.00%, 12/15/2025(a)	46	50
7.00%, 1/15/2028(a)	65	68
5.00%, 1/30/2028(a)	20	19
5.25%, 1/30/2030(a)	20	20
Bristol-Myers Squibb Co.
2.88%, 8/15/2020(a)	500	503
3.40%, 7/26/2029(a)	600	685
5.00%, 8/15/2045(a)	300	414
Eli Lilly and Co. 2.25%, 5/15/2050	400	376
GlaxoSmithKline Capital, Inc. (United Kingdom) 2.80%, 3/18/2023	750	797
Mallinckrodt International Finance SA 5.50%, 4/15/2025(a)	30	6
Merck & Co., Inc. 2.75%, 2/10/2025	500	548
Mylan NV 3.15%, 6/15/2021	1,000	1,018
Novartis Capital Corp. (Switzerland) 2.75%, 8/14/2050	300	315
Pfizer, Inc. 1.70%, 5/28/2030	500	502
Zoetis, Inc.
3.45%, 11/13/2020	750	757
2.00%, 5/15/2030	500	503

		7,734

Professional Services — 0.1%
IHS Markit Ltd. 3.63%, 5/1/2024	500	522
Jaguar Holding Co. II
4.63%, 6/15/2025(a)	10	10
5.00%, 6/15/2028(a)	10	11

		543

Road & Rail — 0.9%
Avis Budget Car Rental LLC
5.25%, 3/15/2025(a)	155	123
10.50%, 5/15/2025(a)	45	50
Burlington Northern Santa Fe LLC 5.75%, 5/1/2040	500	694
Canadian National Railway Co. (Canada) 6.25%, 8/1/2034	300	444
CSX Corp. 3.40%, 8/1/2024	750	816
Hertz Corp. (The)
7.63%, 6/1/2022(a)	23	10
6.25%, 10/15/2022	290	52
5.50%, 10/15/2024(a)	56	10
Norfolk Southern Corp. 3.15%, 6/1/2027	500	543
Penske Truck Leasing Co. LP 3.38%, 2/1/2022(a)	500	509
Union Pacific Corp.
2.40%, 2/5/2030	750	784
3.38%, 2/1/2035	250	281

		4,316

Semiconductors & Semiconductor Equipment — 1.2%
Broadcom, Inc. 4.11%, 9/15/2028(a)	1,052	1,105
Entegris, Inc. 4.63%, 2/10/2026(a)	60	61
Intel Corp.
2.45%, 7/29/2020	1,000	1,003
2.45%, 11/15/2029	750	804
4.75%, 3/25/2050	300	413
Microchip Technology, Inc. 4.25%, 9/1/2025(a)	12	12
QUALCOMM, Inc.
2.60%, 1/30/2023	2,000	2,100
2.15%, 5/20/2030	500	513
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(a)	200	211

		6,222

Software — 1.4%
Adobe, Inc. 2.15%, 2/1/2027	1,000	1,069
CA, Inc. 4.50%, 8/15/2023	250	260
CDK Global, Inc. 5.25%, 5/15/2029(a)	42	43
Microsoft Corp.
3.13%, 11/3/2025	1,874	2,118
4.00%, 2/12/2055	350	457

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Oracle Corp.
2.40%, 9/15/2023	2,000		2,111
3.40%, 7/8/2024	500		549
3.80%, 11/15/2037	300		341

			6,948

Specialty Retail — 0.6%
Gap, Inc. (The) 8.38%, 5/15/2023(a)	40		43
Home Depot, Inc. (The)
2.63%, 6/1/2022	500		522
2.95%, 6/15/2029	500		556
3.90%, 6/15/2047	350		422
L Brands, Inc.
6.88%, 11/1/2035	10		8
6.75%, 7/1/2036	25		21
Lowe’s Cos., Inc. 3.65%, 4/5/2029	500		565
PetSmart, Inc.
7.13%, 3/15/2023(a)	255		247
8.88%, 6/1/2025(a)	41		41
Staples, Inc.
7.50%, 4/15/2026(a)	150		131
10.75%, 4/15/2027(a)	155		105
Tiffany & Co. 3.80%, 10/1/2024	363		384

			3,045

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.
1.13%, 5/11/2025	1,000		1,016
1.65%, 5/11/2030	500		506
Dell International LLC
5.85%, 7/15/2025(a)	5		6
6.10%, 7/15/2027(a)	10		11
6.20%, 7/15/2030(a)	10		11
Hewlett Packard Enterprise Co. 4.40%, 10/15/2022(f)	1,000		1,071
NCR Corp. 8.13%, 4/15/2025(a)	14		15

			2,636

Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc. 3.88%, 11/1/2045	300		366
Under Armour, Inc. 3.25%, 6/15/2026	500		415

			781

Tobacco — 0.5%
Altria Group, Inc.
2.63%, 9/16/2026	750		782
3.88%, 9/16/2046	400		393
BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	1,000		1,052
Philip Morris International, Inc. 2.38%, 8/17/2022	500		520

			2,747

Trading Companies & Distributors — 0.1%
H&E Equipment Services, Inc. 5.63%, 9/1/2025	15		15
Herc Holdings, Inc. 5.50%, 7/15/2027(a)	47		46
United Rentals North America, Inc. 6.50%, 12/15/2026	250		266
WESCO Distribution, Inc.
7.13%, 6/15/2025(a)(i)	32		32
7.25%, 6/15/2028(a)(i)	32		32

			391

Water Utilities — 0.1%
Aquarion Co. 4.00%, 8/15/2024(a)	500		552

Wireless Telecommunication Services — 0.4%
Sprint Corp. 7.63%, 2/15/2025	645		751
T-Mobile USA, Inc.
6.38%, 3/1/2025	120		124
3.50%, 4/15/2025(a)	25		27
6.50%, 1/15/2026	350		369
3.75%, 4/15/2027(a)	25		27
3.88%, 4/15/2030(a)	10		11
United States Cellular Corp. 6.70%, 12/15/2033	35		38
Vodafone Group plc (United Kingdom) 4.88%, 6/19/2049	500		623

			1,970

TOTAL CORPORATE BONDS (Cost $238,954)			248,452

MORTGAGE-BACKED SECURITIES — 25.9%
FHLMC Gold Pools, 20 Year Pool # G30450, 6.00%, 1/1/2029	6		7
FHLMC Gold Pools, 30 Year
Pool # C80364, 7.00%, 12/1/2025	2		2
Pool # C00464, 8.00%, 5/1/2026	1		1
Pool # C80409, 8.00%, 6/1/2026	—	(g)	—	(g)
Pool # D72330, 8.00%, 7/1/2026	1		1
Pool # D78618, 7.50%, 2/1/2027	7		8
Pool # G02125, 6.00%, 2/1/2036	3		3
Pool # A53165, 6.00%, 10/1/2036	49		55
Pool # A56599, 6.00%, 1/1/2037	9		11
Pool # G08205, 6.00%, 6/1/2037	1		1
Pool # G03362, 6.00%, 9/1/2037	72		83
Pool # G03819, 6.00%, 1/1/2038	10		12
Pool # G08276, 6.00%, 6/1/2038	15		17
Pool # A80908, 6.00%, 8/1/2038	194		224

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FNMA UMBS, 30 Year
Pool # 505614, 6.50%, 7/1/2029	1	1
Pool # 508677, 6.50%, 8/1/2029	5	5
Pool # 520792, 6.50%, 11/1/2029	5	6
Pool # 787555, 6.50%, 2/1/2035	14	16
Pool # 787556, 7.00%, 2/1/2035	14	16
Pool # 787563, 6.50%, 3/1/2035	59	71
Pool # 787564, 7.00%, 3/1/2035	9	10
Pool # 924041, 6.00%, 5/1/2037	209	238
Pool # AY3845, 4.00%, 5/1/2045	2,488	2,823
Pool # AY8492, 4.00%, 6/1/2045	2,313	2,625
Pool # AZ0913, 4.00%, 6/1/2045	1,236	1,402
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 2.50%, 6/25/2035(i)	5,500	5,756
TBA, 3.00%, 6/25/2035(i)	3,400	3,584
TBA, 3.50%, 6/25/2035(i)	3,400	3,588
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 6/25/2050(i)	6,000	6,224
TBA, 3.00%, 6/25/2050(i)	32,850	34,553
TBA, 3.50%, 6/25/2050(i)	26,300	27,747
TBA, 4.00%, 6/25/2050(i)	13,780	14,667
GNMA I, 30 Year Pool # 550851, 7.00%, 9/15/2031	113	132
GNMA I, Single Family, 30 Year
TBA, 4.00%, 6/15/2049(i)	7,260	7,733
TBA, 3.00%, 6/15/2050(i)	7,550	7,970
TBA, 3.50%, 6/15/2050(i)	10,600	11,214

TOTAL MORTGAGE-BACKED SECURITIES (Cost $130,463)		130,806

U.S. TREASURY OBLIGATIONS — 5.8%
U.S. Treasury Bonds
4.50%, 2/15/2036	4,400	6,736
3.00%, 8/15/2048	290	398
2.25%, 8/15/2049	11,970	14,358
2.00%, 2/15/2050	5,000	5,716
1.25%, 5/15/2050	1,900	1,821

TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,256)		29,029

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.2%
Alternative Loan Trust
Series 2006-J2, Class A1, 0.67%, 4/25/2036(c)	79	29
Series 2020-1, Class B1, 3.76%, 12/25/2059‡(a)(c)	143	133
Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A2, 3.31%, 4/27/2048(a)(c)	144	145
Series 2018-2, Class A2, 3.78%, 7/27/2048(a)(c)	141	143
Series 2019-1, Class A2, 4.02%, 11/25/2048(a)(c)	209	213
Antler Mortgage Trust Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(a)	375	371
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.76%, 4/25/2048(a)(c)	574	584
Series 2019-1, Class A2, 4.06%, 1/25/2049(a)(c)	396	403
Banc of America Funding Trust
Series 2005-B, Class 3M1, 0.85%, 4/20/2035‡(c)	406	399
Series 2014-R7, Class 1A1, 0.32%, 5/26/2036(a)(c)	56	53
Series 2014-R7, Class 2A1, 0.31%, 9/26/2036(a)(c)	36	33
Series 2015-R4, Class 5A1, 0.64%, 10/25/2036(a)(c)	254	245
Banc of America Mortgage Trust
Series 2005-A, Class 3A1, 4.00%, 2/25/2035(c)	6	5
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	101	97
Bunker Hill Loan Depositary Trust Series 2019-1, Class A2, 3.82%, 10/26/2048(a)(f)	89	91
CHL Mortgage Pass-Through Trust Series 2007-5, Class A6, 0.52%, 5/25/2037(c)	16	9
Citigroup Mortgage Loan Trust
Series 2014-12, Class 1A4, 1.75%, 8/25/2036(a)(c)	93	91
Series 2014-10, Class 1A1, 0.62%, 11/25/2036(a)(c)	45	43
Series 2014-10, Class 4A1, 0.66%, 2/25/2037(a)(c)	59	55
Series 2014-12, Class 2A4, 3.34%, 2/25/2037(a)(c)	48	48
Series 2014-C, Class A, 3.25%, 2/25/2054(a)(c)	86	87
COLT Mortgage Loan Trust Series 2020-1, Class A1, 2.49%, 2/25/2050(a)(c)	1,173	1,179

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Connecticut Avenue Securities Trust
Series 2019-R02, Class 1M2, 2.47%, 8/25/2031‡(a)(c)	234	229
Series 2019-R03, Class 1M2, 2.32%, 9/25/2031(a)(c)	644	630
Series 2019-R04, Class 2M2, 2.27%, 6/25/2039‡(a)(c)	2,917	2,855
Series 2019-R05, Class 1M2, 2.17%, 7/25/2039‡(a)(c)	2,239	2,198
Series 2019-R07, Class 1M1, 0.94%, 10/25/2039‡(a)(c)	609	606
Series 2019-R07, Class 1M2, 2.27%, 10/25/2039‡(a)(c)	612	577
Series 2020-R02, Class 2M1, 0.92%, 1/25/2040(a)(c)	236	233
Series 2020-R01, Class 1M1, 0.97%, 1/25/2040‡(a)(c)	720	712
Series 2020-R01, Class 1M2, 2.22%, 1/25/2040‡(a)(c)	1,899	1,704
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5, Class 4A1, 6.00%, 9/25/2034	104	106
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29, Class 7A1, 6.50%, 12/25/2033	29	30
CSMC
Series 2011-12R, Class 3A1, 4.11%, 7/27/2036(a)(c)	5	5
Series 2014-11R, Class 9A1, 0.63%, 10/27/2036(a)(c)	5	5
Series 2014-11R, Class 8A1, 2.44%, 4/27/2037(a)(c)	5	5
Deephave Residential Mortgage Trust Series 2019-2A, Class B1, 4.72%, 4/25/2059‡(a)(c)	187	164
Deephaven Residential Mortgage Trust
Series 2018-3A, Class A2, 3.89%, 8/25/2058(a)(c)	91	91
Series 2018-4A, Class A2, 4.18%, 10/25/2058(a)(c)	220	220
Series 2019-4A, Class B1, 3.99%, 10/25/2059‡(a)(c)	436	382
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 1A1, 0.67%, 2/25/2035(c)	6	5
FHLMC STACR Series 2019-HQA3, Class M2, 2.02%, 9/25/2049(a)(c)	1,755	1,680
FHLMC STACR REMIC Trust Series 2020-DNA2, Class M1, 0.92%, 2/25/2050(a)(c)	207	201
FHLMC STACR Trust Series 2018-HQA2, Class M1, 0.92%, 10/25/2048(a)(c)	307	306
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-HQA2, Class M2, 2.42%, 11/25/2028(c)	4	4
FHLMC, REMIC Series 2980, Class QB, 6.50%, 5/15/2035	31	38
FNMA Trust, Whole Loan Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	16	18
FNMA, Connecticut Avenue Securities Series 2018-C03, Class 1M1, 0.85%, 10/25/2030(c)	7	7
GCAT Trust
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(a)(c)	933	929
Series 2020-NQM1, Class A1, 2.25%, 1/25/2060(a)(f)	1,864	1,857
GSMSC Resecuritization Trust Series 2014-1R, Class 1A, 0.66%, 4/26/2037(a)(c)	26	26
GSR Mortgage Loan Trust Series 2006-3F, Class 2A7, 5.75%, 3/25/2036	103	108
HarborView Mortgage Loan Trust
Series 2004-9, Class 2A, 3.72%, 12/19/2034(c)	5	4
Series 2006-9, Class 2A1A, 0.38%, 11/19/2036(c)	54	46
Homeward Opportunities Fund I Trust Series 2018-1, Class A2, 3.90%, 6/25/2048(a)(c)	192	194
Impac CMB Trust Series 2005-1, Class 2A1, 0.68%, 4/25/2035(c)	185	173
JP Morgan Mortgage Trust Series 2005-S2, Class 4A3, 5.50%, 9/25/2020	106	93
MASTR Alternative Loan Trust Series 2005-5, Class 3A1, 5.75%, 8/25/2035	115	86
New Residential Mortgage Loan Trust Series 2018-NQM1, Class A2, 4.09%, 11/25/2048(a)(c)	189	194
Nomura Resecuritization Trust Series 2015-2R, Class 4A1, 0.77%, 12/26/2036(a)(c)	37	36
RALI Trust Series 2006-QS11, Class 1A1, 6.50%, 8/25/2036	555	489
RBSSP Resecuritization Trust Series 2012-6, Class 10A2, 0.64%, 8/26/2036(a)(c)	216	208
RESI Finance LP (Cayman Islands) Series 2003-D, Class B3, 1.52%, 12/10/2035‡(a)(c)	30	1
Residential Asset Securitization Trust
Series 2005-A15, Class 1A7, 6.00%, 2/25/2036	136	136
Series 2006-R1, Class A2, 0.57%, 1/25/2046(c)	637	177
Residential Mortgage Loan Trust Series 2019-1, Class A2, 4.09%, 10/25/2058(a)(c)	330	331

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
RFMSI Trust
Series 2006-S9, Class A1, 6.25%, 9/25/2036	122	115
Series 2007-SA4, Class 3A1, 5.03%, 10/25/2037(c)	551	444
SG Residential Mortgage Trust Series 2018-1, Class A2, 3.58%, 4/27/2048(a)(c)	21	21
STACR Trust
Series 2018-DNA2, Class M1, 0.97%, 12/25/2030‡(a)(c)	210	209
Series 2018-HRP1, Class M2, 1.82%, 4/25/2043‡(a)(c)	944	903
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A2, 3.89%, 3/25/2048(a)(c)	218	219
Series 2018-IMC2, Class A2, 4.22%, 10/25/2048(a)(c)	172	176
Series 2019-1, Class A1, 2.94%, 6/25/2049(a)(c)	490	494
Series 2019-INV1, Class A3, 2.92%, 9/27/2049(a)(c)	117	115
Thornburg Mortgage Securities Trust Series 2007-4, Class 3A1, 3.99%, 9/25/2037(c)	1	1
Toorak Mortgage Corp. Ltd. Series 2018-1, Class A1, 4.34%, 8/25/2021(a)(f)	230	218
Verus Securitization Trust
Series 2018-INV1, Class B1, 4.55%, 3/25/2058‡(a)(c)	158	141
Series 2018-2, Class A2, 3.78%, 6/1/2058(a)(c)	126	127
Series 2018-3, Class A2, 4.18%, 10/25/2058(a)(c)	192	195
Series 2018-INV2, Class A2, 4.40%, 10/25/2058(a)(c)	247	247
Series 2019-INV2, Class B1, 4.45%, 7/25/2059‡(a)(c)	150	121
Series 2020-1, Class B1, 3.62%, 1/25/2060‡(a)(c)	102	78
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-7, Class 1A2, 0.62%, 9/25/2035(c)	12	9

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,092)		26,388

ASSET-BACKED SECURITIES — 2.3%
ABFC Trust Series 2006-OPT2, Class A2, 0.31%, 10/25/2036‡(c)	220	200
ACE Securities Corp. Home Equity Loan Trust Series 2006-FM1, Class A2B, 0.26%, 7/25/2036‡(c)	214	68
American Airlines Pass-Through Trust Series 2017-1, Class AA, 3.65%, 2/15/2029	426	395
Carrington Mortgage Loan Trust
Series 2005-NC5, Class M1, 0.65%, 10/25/2035‡(c)	116	116
Series 2007-HE1, Class A2, 0.32%, 6/25/2037‡(c)	45	45
Citibank Credit Card Issuance Trust Series 2016-A3, Class A3, 0.74%, 12/7/2023(c)	369	370
Citigroup Mortgage Loan Trust Series 2007-AMC1, Class A1, 0.33%, 12/25/2036‡(a)(c)	427	276
Countrywide Asset-Backed Certificates
Series 2007-2, Class 2A3, 0.31%, 8/25/2037‡(c)	164	158
Series 2007-8, Class 2A3, 0.36%, 11/25/2037‡(c)	513	502
Credit-Based Asset Servicing & Securitization LLC Series 2006-CB8, Class A1, 0.31%, 10/25/2036‡(c)	121	106
CWABS Asset-Backed Certificates Trust Series 2006-18, Class 2A2, 0.33%, 3/25/2037‡(c)	243	239
CWABS Revolving Home Equity Loan Trust
Series 2004-I, Class A, 0.47%, 2/15/2034‡(c)	8	8
Series 2004-K, Class 2A, 0.48%, 2/15/2034‡(c)	6	6
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 0.92%, 3/25/2034‡(c)	120	119
Series 2004-1, Class M2, 0.99%, 3/25/2034‡(c)	36	35
Series 2004-1, Class 3A, 0.73%, 4/25/2034‡(c)	10	8
Discover Card Execution Note Trust Series 2017-A1, Class A1, 0.67%, 7/15/2024(c)	375	377
FBR Securitization Trust Series 2005-2, Class M2, 0.92%, 9/25/2035‡(c)	448	442
First Franklin Mortgage Loan Trust Series 2006-FF14, Class A5, 0.33%, 10/25/2036‡(c)	476	458
FREED ABS Trust Series 2019-1, Class B, 3.87%, 6/18/2026‡(a)	195	190
Fremont Home Loan Trust Series 2005-1, Class M4, 1.19%, 6/25/2035‡(c)	87	87
GSAA Home Equity Trust
Series 2006-1, Class A2, 0.39%, 1/25/2036‡(c)	205	87
Series 2006-19, Class A2, 0.35%, 12/25/2036‡(c)	189	77
Series 2007-4, Class A1, 0.27%, 3/25/2037‡(c)	57	22
Series 2007-2, Class AF4A, 5.98%, 3/25/2037‡(f)	349	142
Series 2007-7, Class 1A2, 0.35%, 7/25/2037‡(c)	90	85

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GSAMP Trust
Series 2005-WMC1, Class M1, 0.90%, 9/25/2035‡(c)	71	69
Series 2006-FM1, Class A1, 0.33%, 4/25/2036‡(c)	145	107
Series 2006-HE3, Class A2C, 0.33%, 5/25/2046(c)	105	102
Series 2007-HE1, Class A2C, 0.32%, 3/25/2047‡(c)	177	169
JP Morgan Mortgage Acquisition Trust Series 2006-CW2, Class AV4, 0.32%, 8/25/2036‡(c)	4	4
Long Beach Mortgage Loan Trust
Series 2004-1, Class M2, 0.99%, 2/25/2034‡(c)	37	36
Series 2006-WL1, Class 2A4, 0.85%, 1/25/2046‡(c)	176	174
MASTR Asset-Backed Securities Trust
Series 2005-WF1, Class M4, 1.05%, 6/25/2035‡(c)	368	363
Series 2006-HE4, Class A2, 0.28%, 11/25/2036‡(c)	81	34
Series 2006-HE4, Class A3, 0.32%, 11/25/2036‡(c)	103	45
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE3, Class M4, 1.14%, 7/25/2035‡(c)	69	69
Series 2007-HE7, Class A2B, 1.17%, 7/25/2037‡(c)	75	71
New Century Home Equity Loan Trust
Series 2005-1, Class M1, 0.84%, 3/25/2035‡(c)	503	482
Series 2006-2, Class A2B, 0.33%, 8/25/2036‡(c)	78	73
NovaStar Mortgage Funding Trust
Series 2006-4, Class A2C, 0.32%, 9/25/2036‡(c)	148	77
Series 2006-4, Class A2D, 0.42%, 9/25/2036‡(c)	16	8
Series 2006-5, Class A2C, 0.34%, 11/25/2036‡(c)	485	194
Series 2007-1, Class A1A, 0.30%, 3/25/2037‡(c)	281	198
OneMain Financial Issuance Trust
Series 2018-1A, Class C, 3.77%, 3/14/2029‡(a)	198	183
Series 2019-1A, Class B, 3.79%, 2/14/2031‡(a)	371	369
Series 2017-1A, Class C, 3.35%, 9/14/2032‡(a)	110	104
Series 2017-1A, Class D, 4.52%, 9/14/2032‡(a)	1,100	945
Ownit Mortgage Loan Trust Series 2006-1, Class AV, 0.40%, 12/25/2035‡(c)	104	102
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WHQ2, Class M2, 0.86%, 5/25/2035‡(c)	166	165
Series 2005-WHQ3, Class M3, 0.87%, 6/25/2035‡(c)	150	150
Series 2005-WHQ4, Class M1, 0.64%, 9/25/2035‡(c)	155	154
RASC Trust Series 2007-KS3, Class AI3, 0.42%, 4/25/2037‡(c)	78	77
Regional Management Issuance Trust
Series 2018-1, Class A, 3.83%, 7/15/2027(a)	372	364
Series 2018-2, Class A, 4.56%, 1/18/2028(a)	280	268
Saxon Asset Securities Trust Series 2007-3, Class 2A2, 0.49%, 9/25/2047‡(c)	169	168
Securitized Asset-Backed Receivables LLC Trust Series 2006-NC3, Class A1, 0.31%, 9/25/2036‡(c)	108	76
Soundview Home Loan Trust Series 2007-OPT3, Class 2A3, 0.35%, 8/25/2037‡(c)	219	205
Springleaf Funding Trust Series 2017-AA, Class B, 3.10%, 7/15/2030(a)	224	207
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-GEL4, Class M1, 0.74%, 10/25/2036‡(a)(c)	242	229
Series 2006-BC5, Class A4, 0.34%, 12/25/2036‡(c)	43	41
Towd Point Mortgage Trust Series 2019-HY2, Class A1, 1.17%, 5/25/2058‡(a)(c)	899	884

TOTAL ASSET-BACKED SECURITIES (Cost $12,030)		11,584

U.S. GOVERNMENT AGENCY SECURITIES — 1.5%
FHLB
1.75%, 6/12/2020	2,600	2,601
2.88%, 9/13/2024	1,500	1,652
FNMA 1.88%, 9/24/2026	2,000	2,147
Israel Government AID Bond (Israel) 3.25%, 1/17/2028	1,000	1,114

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $7,142)		7,514

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
Commercial Mortgage Trust
Series 2012-CR3, Class A3, 2.82%, 10/15/2045	1,222		1,242
Series 2012-CR5, Class A3, 2.54%, 12/10/2045	749		755
Harvest Commercial Capital Loan Trust Series 2019-1, Class M4, 4.64%, 9/25/2046‡(a)(c)	145		89
Lehman Brothers Small Balance Commercial Mortgage Trust Series 2007-2A, Class 1A3, 0.76%, 6/25/2037(a)(c)	137		133
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class A4, 3.09%, 8/10/2049	721		739
Velocity Commercial Capital Loan Trust
Series 2015-1, Class M3, 7.05%, 6/25/2045(a)(c)	103		103
Series 2015-1, Class M5, 7.80%, 6/25/2045‡(a)(c)	100		95
Series 2016-1, Class M3, 6.81%, 4/25/2046‡(a)(c)	104		104
Series 2016-1, Class M5, 8.66%, 4/25/2046‡(a)(c)	154		147
Series 2016-1, Class M7, 8.66%, 4/25/2046‡(a)(c)	185		170
Series 2016-2, Class M3, 5.50%, 10/25/2046‡(c)	100		97
Series 2017-1, Class AFL, 1.42%, 5/25/2047(a)(c)	132		131
Series 2017-1, Class M3, 5.35%, 5/25/2047‡(a)(c)	100		97
Series 2017-2, Class M4, 5.00%, 11/25/2047‡(a)(c)	68		57
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(a)(c)	92		89
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(a)(c)	94		89
Series 2018-2, Class M4, 5.32%, 10/26/2048‡(a)(c)	194		176
Series 2019-2, Class M1, 3.26%, 7/25/2049‡(a)(c)	177		170

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,567)			4,483

	Shares (000)
CLOSED END FUNDS — 0.2%
BlackRock Corporate High Yield Fund, Inc.	52		520
Blackstone/GSO Strategic Credit Fund	17		192
Eaton Vance Floating-Rate Income Trust	8		88
Eaton Vance Senior Income Trust	10		54
Invesco Dynamic Credit Opportunities Fund	8		72
Nuveen Credit Strategies Income Fund	15		89
Nuveen Floating Rate Income Opportunity Fund	7		57
PGIM Global High Yield Fund, Inc.	12		149

TOTAL CLOSED END FUNDS (Cost $1,381)			1,221

	Principal Amount ($000)
FOREIGN GOVERNMENT SECURITIES — 0.2%
Korea Development Bank (The) (South Korea) 3.38%, 3/12/2023(Cost $748)	750		796

LOAN ASSIGNMENTS — 0.2%(j)
Health Care Providers & Services — 0.0%(e)
Air Medical Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 3/14/2025(b)	104		99

Hotels, Restaurants & Leisure — 0.0%(e)
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 4/29/2026(b)	136		130

Specialty Retail — 0.2%
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 8.42%, 12/18/2026(b)(k)	495		376
Petco Animal Supplies, Inc., 1st Lien Term Loan B-1 (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 1/26/2023(b)	63		43
PetSmart, Inc., Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 3/11/2022(b)	132		130

			549

TOTAL LOAN ASSIGNMENTS (Cost $870)			778

	Shares (000)
COMMON STOCKS — 0.1%
Chemicals — 0.1%
Reichhold , Inc.*‡	—	(g)	409

Equity Real Estate Investment Trusts (REITs) — 0.0%(e)
VICI Properties, Inc.	6		123

Specialty Retail — 0.0%(e)
Claire’s Stores, Inc.*‡	—	(g)	137

TOTAL COMMON STOCKS (Cost $441)			669

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
PREFERRED STOCKS — 0.1%
Internet & Direct Marketing Retail — 0.0%(e)
MYT Holding Co. 10.00%, 6/7/2029(a)	99		54

Specialty Retail — 0.1%
Claire’s Stores, Inc. *‡	—	(g)	304

TOTAL PREFERRED STOCKS (Cost $177)			358

	Principal Amount ($000)
CONVERTIBLE BONDS — 0.0%(e)
Media — 0.0%(e)
DISH Network Corp. 3.38%, 8/15/2026	25		22

Oil, Gas & Consumable Fuels — 0.0%(e)
Chesapeake Energy Corp. 5.50%, 9/15/2026(f)	130		4

TOTAL CONVERTIBLE BONDS (Cost $150)			26

SHORT-TERM INVESTMENTS — 33.8%
COMMERCIAL PAPER — 6.3%
BPCE SA (France) 1.70%, 6/3/2020(a)(l)	10,000		10,000
Exxon Mobil Corp. 1.62%, 6/2/2020(l)	10,000		10,000
Svenska Handelsbanken AB (Sweden) (ICE LIBOR USD 1 Month + 0.10%), 0.33%, 11/10/2020(a)(b)	12,000		11,990

TOTAL COMMERCIAL PAPER (Cost $31,998)			31,990

	Shares (000)
INVESTMENT COMPANIES — 26.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.09%(m)(n) (Cost $131,410)	131,410		131,410

	Principal Amount ($000)
REPURCHASE AGREEMENTS — 1.1%
Bofa Securities, Inc., 0.45%, dated 5/29/2020, due 7/20/2020, repurchase price $3,202, collateralized by Municipal Debt Securities, 0.00%, due 7/1/2026, with the value of $3,456.	3,200		3,200
Citigroup Global Markets Holdings, Inc., 0.48%, dated 5/29/2020, due 7/14/2020, repurchase price $2,201, collateralized by Sovereign Government Securities, 5.88% - 9.20%, due 2/21/2024 - 7/6/2028, with the value of $2,431.	2,200		2,200

TOTAL REPURCHASE AGREEMENTS (Cost $5,400)			5,400

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills 0.09%, 7/23/2020(l)(o) (Cost $1,505)	1,505		1,505

TOTAL SHORT-TERM INVESTMENTS (Cost $170,313)			170,305

Total Investments — 125.4% (Cost $620,584)			632,409
Liabilities in Excess of Other Assets — (25.4)%			(128,245)

Net Assets — 100.0%			504,164

Percentages indicated are based on net assets.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Abbreviations
ABS	Asset-backed securities
CSMC	Credit Suisse Mortgage Trust
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.
(d)	Defaulted security.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2020.
(g)	Amount rounds to less than one thousand.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	Fund is subject to legal or contractual restrictions on the resale of the security.
(l)	The rate shown is the effective yield as of May 31, 2020.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of May 31, 2020.
(o)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	162	09/2020	USD	35,776	9
U.S. Treasury 5 Year Note	136	09/2020	USD	17,085	40
U.S. Treasury 10 Year Note	190	09/2020	USD	26,422	94
U.S. Treasury 10 Year Ultra Note	17	09/2020	USD	2,673	12
U.S. Treasury Ultra Bond	36	09/2020	USD	7,827	(15)

					140

Short Contracts
U.S. Treasury 5 Year Note	(1)	09/2020	USD	(126)	— (a)
U.S. Treasury 10 Year Note	(10)	09/2020	USD	(1,391)	(4)

					(4)

					136

Abbreviations
USD	United States Dollar
(a)	Amount rounds to less than one thousand.

Forward foreign currency exchange contracts outstanding as of May 31, 2020 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	188	EUR	170	BNP Paribas	8/7/2020	(1)

USD	252	EUR	230	Goldman Sachs International	8/7/2020	(4)

Net unrealized depreciation						(5)

Abbreviations
EUR	Euro
USD	United States Dollar

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Over-the-Counter (“OTC”) Credit default swap contracts outstanding - buy protection(a) as of May 31, 2020 (amounts in thousands):

Reference Obligation/ Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.53	USD 60	12	(9)	3
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.53	USD 40	8	(6)	2
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	5/25/2046	0.53	USD 60	18	(15)	3
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.53	USD 30	8	(7)	1
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.53	USD 60	15	(13)	2
CMBX.NA.A.6	2.00	Monthly	Barclays Bank plc	5/11/2063	2.75	USD 80	(1)	15	14
CMBX.NA.A.6	2.00	Monthly	Citibank, NA	5/11/2063	2.75	USD 90	(1)	16	15
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	2.75	USD 90	(1)	16	15
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	2.75	USD 90	(2)	16	14
CMBX.NA.A.6	2.00	Monthly	Morgan Stanley	5/11/2063	2.75	USD 80	(1)	14	13
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	44.18	USD 180	152	(152)	—	(e)
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	44.18	USD 210	168	(168)	—	(e)

							375	(293)	82

Centrally Cleared Credit default swap contracts outstanding - buy protection(a) as of May 31, 2020 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.EM.33-V1	1.00	Quarterly	6/20/2025	2.88	USD 2,500	290	(77)	213
CDX.NA.HY.34-V3	5.00	Quarterly	6/20/2025	5.48	USD 400	3	1	4
CDX.NA.HY.34-V3	5.00	Quarterly	6/20/2025	5.48	USD 420	(1)	5	4

						292	(71)	221

CDX.NA.IG.34-V1	1.00	Quarterly	6/20/2025	0.78	USD 3,600	(5)	(41)	(46)
iTraxx.Europe.Main.33-V1	1.00	Quarterly	6/20/2025	0.72	EUR 6,800	(59)	(61)	(120)

						(64)	(102)	(166)

						228	(173)	55

(a)	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(b)	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
(e)	Amount rounds to less than one thousand.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

OTC Total return swap contracts outstanding as of May 31, 2020 (amounts in thousands):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Bank of America NA	1/12/2042	USD 1,700	(6)	7	1
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	1/12/2042	USD 1,540	(1)	2	1
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	1/12/2041	USD 2,020	(7)	7	—	(a)
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Credit Suisse International	1/12/2041	USD 704	(1)	1	—	(a)

							(15)	17	2

Abbreviations
ABX	Asset-Backed Securities Index
CDX	Credit Default Swap Index
CMBX	Commercial Mortgage-Backed Securities Index
EUR	Euro
LIBOR	London Interbank Offered Rate
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

Summary of total OTC swap contracts outstanding as of May 31, 2020 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	375	82
OTC Total return swap contracts outstanding	(15)	2

Total OTC swap contracts outstanding	360	84

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$2,083	$9,501		$11,584
Closed End Funds	1,221	—	—		1,221
Collateralized Mortgage Obligations	—	14,976	11,412		26,388
Commercial Mortgage-Backed Securities	—	3,103	1,380		4,483
Common Stocks
Chemicals	—	—	409		409
Equity Real Estate Investment Trusts (REITs)	123	—	—		123
Specialty Retail	—	—	137		137

Total Common Stocks	123	—	546		669

Convertible Bonds	—	26	—		26
Corporate Bonds
Aerospace & Defense	—	2,102	—		2,102
Air Freight & Logistics	—	1,869	—		1,869
Airlines	—	1,852	—		1,852
Auto Components	—	797	—		797
Automobiles	—	5,997	—		5,997
Banks	—	34,289	—		34,289
Beverages	—	7,095	—		7,095
Biotechnology	—	1,749	—		1,749
Building Products	—	1,447	—		1,447
Capital Markets	—	21,505	—		21,505
Chemicals	—	2,274	—	(a)	2,274
Commercial Services & Supplies	—	748	—		748
Communications Equipment	—	531	—		531
Construction & Engineering	—	40	—		40
Consumer Finance	—	17,429	—		17,429
Containers & Packaging	—	981	—		981
Distributors	—	51	—		51
Diversified Consumer Services	—	231	—		231
Diversified Financial Services	—	1,713	—		1,713
Diversified Telecommunication Services	—	10,173	—		10,173
Electric Utilities	—	15,160	—		15,160
Electronic Equipment, Instruments & Components	—	529	—		529
Energy Equipment & Services	—	1,016	—		1,016
Entertainment	—	2,254	—		2,254
Equity Real Estate Investment Trusts (REITs)	—	3,135	—		3,135
Food & Staples Retailing	—	5,288	—		5,288
Food Products	—	4,729	—		4,729
Gas Utilities	—	530	—		530
Health Care Equipment & Supplies	—	3,736	—		3,736
Health Care Providers & Services	—	9,397	—		9,397
Hotels, Restaurants & Leisure	—	7,207	—		7,207
Household Durables	—	47	—		47
Household Products	—	1,744	—		1,744
Industrial Conglomerates	—	1,459	—		1,459
Insurance	—	5,461	—		5,461
Interactive Media & Services	—	2,000	—		2,000
Internet & Direct Marketing Retail	—	4,318	—		4,318
IT Services	—	3,896	—		3,896
Leisure Products	—	690	—		690
Life Sciences Tools & Services	—	807	—		807
Machinery	—	542	—		542
Media	—	7,882	—		7,882
Metals & Mining	—	1,310	—		1,310
Multiline Retail	—	1,248	—		1,248
Multi-Utilities	—	3,774	—		3,774
Oil, Gas & Consumable Fuels	—	8,984	—		8,984
Paper & Forest Products	—	513	—		513
Personal Products	—	38	—		38
Pharmaceuticals	—	7,734	—		7,734
Professional Services	—	543	—		543
Road & Rail	—	4,316	—		4,316
Semiconductors & Semiconductor Equipment	—	6,222	—		6,222
Software	—	6,948	—		6,948
Specialty Retail	—	3,045	—		3,045
Technology Hardware, Storage & Peripherals	—	2,636	—		2,636
Textiles, Apparel & Luxury Goods	—	781	—		781
Tobacco	—	2,747	—		2,747
Trading Companies & Distributors	—	391	—		391
Water Utilities	—	552	—		552
Wireless Telecommunication Services	—	1,970	—		1,970

Total Corporate Bonds	—	248,452	—	(a)	248,452

Foreign Government Securities	—	796	—		796
Loan Assignments	—	778	—		778
Mortgage-Backed Securities	—	130,806	—		130,806
Preferred Stocks
Internet & Direct Marketing Retail	—	54	—		54
Specialty Retail	—	—	304		304

Total Preferred Stocks	—	54	304		358

U.S. Government Agency Securities	—	7,514	—		7,514
U.S. Treasury Obligations	—	29,029	—		29,029
Short-Term Investments
Commercial Paper	—	31,990	—		31,990
Investment Companies	131,410	—	—		131,410
Repurchase Agreements	—	5,400	—		5,400
U.S. Treasury Obligations	—	1,505	—		1,505

Total Short-Term Investments	131,410	38,895	—		170,305

Total Investments in Securities	$132,754	$476,512	$23,143		$632,409

Appreciation in Other Financial Instruments
Futures Contracts	$155	$—	$—		$155
Swaps	—	100	—		100

Total Appreciation in Other Financial Instruments	$155	$100	$—		$255

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(5)	$—		$(5)
Futures Contracts	(19)	—	—		(19)
Swaps	—	(549)	—		(549)

Total Depreciation in Other Financial Instruments	$(19)	$(554)	$—		$(573)

(a)	Value is zero.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2020
Investments in Securities:
Asset-Backed Securities	$9,868		$8	$(523)	$13		$—	$(902)	$1,037	$—	$9,501
Collateralized Mortgage Obligations	9,614		—	(606)	—	(a)	3,239	(2,105)	1,270	—	11,412
Commercial Mortgage-Backed Securities	1,589		—	(196)	—	(a)	—	(13)	—	—	1,380
Common Stocks — Chemicals	483		—	(74)	—		—	—	—	—	409
Common Stocks — Specialty Retail	150		—	(13)	—		—	—	—	—	137
Corporate Bonds — Chemicals	—	(b)	—	—	—		—	—	—	—	—	(b)
Corporate Bonds — Wireless Telecommunication Services	—	(b)	1	—	—		—	(1)	—	—	—
Preferred Stocks — Specialty Retail	294		—	10	—		—	—	—	—	304
Warrants — Road & Rail	—	(b)	—	—	—		—	—	—	—	—

Total	$21,998		$9	$(1,402)	$13		$3,239	$(3,021)	$2,307	$—	$23,143

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2020, which were valued using significant unobservable inputs (level 3) amounted to approximately $(1,388,000).

There were no significant transfers into or out of level 3 for the period ended May 31, 2020.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2020		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$409		Market Comparable Companies	EBITDA Multiple (b)	7.5x (7.5x)

Common Stock	409

	—	(c)	Market Comparable Companies	Discount for lack of marketability (d)	100.00% (100.00%)

Corporate Bond	—	(c)

	9,501		Discounted Cash Flow	Constant Prepayment Rate	0.00% — 35.00% (12.02%)
				Constant Default Rate	0.00% — 5.60% (2.37%)
				Yield (Discount Rate of Cash Flows)	1.57% — 12.74% (3.93%)

Asset-Backed Securities	9,501

	11,410		Discounted Cash Flow	Constant Prepayment Rate	10.00% — 30.00% (11.56%)
				Constant Default Rate	0.00% — 5.60% (0.20%)
				Yield (Discount Rate of Cash Flows)	1.61% — 7.72% (3.58%)

Collateralized Mortgage Obligations	11,410

	1,017		Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
				Constant Default Rate	0.00% — 7.00% (3.34%)
				Yield (Discount Rate of Cash Flows)	4.75% — 10.16% (7.92%)

Commercial Mortgage-Backed Securities	1,017

Total	$22,337

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2020, the value of these investments was approximately $806,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
(d)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.09%(a)(b)	$51,349	$163,190	$83,129	$—	$—	$131,410	131,410	$64	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including credit default and total return swaps, to manage credit and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Total Return Swaps

The Fund used total return swaps to gain long and/or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.